Related Party Transacations	12 Months Ended
Dec. 31, 2015
Parent Company [Member]
Related Party Transactions

NOTE D—RELATED PARTY TRANSACTIONS:

The financial statements of the Parent included related party transactions as presented in the tables below:

	For the year ended December 31,
	2015	2014	2013
General and administrative expenses reimbursed to/(by) subsidiaries
OSG Ship Management, Inc.	$-	$13,215	$22,398
OSG International, Inc. (1)	(17,185)	(20,067)	(22,542)
OSG Bulk Ships, Inc. (1)	(11,617)	(3,556)	-
Net reduction in general and administrative expenses	$(28,802)	$(10,408)	$(144)

(1)

According to the "Shared Services and Cost Sharing Agreement" and the "Cost Sharing Agreement" signed by the Parent and its subsidiaries, effective August 5, 2014, certain overhead costs paid by the Parent on behalf of OIN and OBS are allocated to such subsidiaries.

	For the year ended December 31,
	2015	2014	2013
Equity in income/(loss) of affiliated companies and subsidiaries
OSG Bulk Ships, Inc.(1)	$69,962	$69,560	$116,188
OSG Financial Corp.	53	-	(171)
OSG International, Inc. (2)(3)	180,915	(19,019)	(666,690)
OSG Ship Management, Inc. (1)	-	-	(34,467)
Tankers International LLC (3)	-	200	(215)
	$250,929	$50,741	$(585,355)

(1)	OSG Ship Management, Inc. is wholly owned by OSG Bulk Ships as of December 31, 2015 and 2014.
(2)

The equity in the loss of OSG International, Inc. in 2013 includes both the 87.46% owned directly by the Parent and the amounts owned indirectly as follows:10.46% owned by Edindun Shipping Corporation; 2.05% owned by OSG Bulk Ships, Inc.; and 0.03% owned by OSG Ship Management, Inc.

(3)	In 2014, in connection with the plan of reorganization, Tankers International LLC, a joint venture in which the Parent owned a less than 50% interest, was transferred to OSG International, Inc.

	For the year ended December 31,
	2015	2014	2013

Interest income on intercompany loans receivable from OSG Bulk Ships, Inc.	$-	$1,535	$2,477

Interest income on intercompany loans receivable is included in other (expense)/income in the statements of operations and comprehensive income/(loss). There was no outstanding intercompany loan nor accrued interest receivable as of December 31, 2015 and 2014.

	As of December 31,
	2015	2014
Intercompany receivables
OSG Bulk Ships, Inc.	$2,012	$-
OSG International, Inc.	4,845	1,904
	$6,857	$1,904

Intercompany receivables represent outstanding balances due from the subsidiaries in accordance with the "Shared Services and Cost Sharing Agreement" and the "Cost Sharing Agreement" effective August 5, 2014.

	As of December 31,
	2015	2014
Intercompany payables
OSG Bulk Ships, Inc.	$-	$965
OSG Ship Management, Inc.	-	5,594
OSG Financial Corp.	537	-
	$537	$6,559

During 2015, OIN and OBS paid cash dividends to the Parent of $200,000 and $25,000, respectively. The cash dividends received by the Parent are reflected in the condensed statement of cash flows as cash flows from operating activities. Supplemental cash flow information for the year ended December 31, 2015 associated with net non-cash capital transactions aggregating $1,502 were non-cash investing activities. Such amounts are not to be settled in cash.

On August 5, 2014, concurrent with OSG’s Emergence and as part of the plan of reorganization, OBS and OIN made cash distributions to the Parent of $600,400 and $53,225, respectively, including cash dividends of $207,986 and $53,255, respectively, and a $392,414 return of capital from OBS. The cash dividends and the return of capital distributions received by the Parent are reflected in the condensed statement of cash flows as cash flows from operating activities and investing activities, respectively. In connection with its emergence, the Parent made certain payments to creditors aggregating $477,835, in its capacity as guarantor of the secured term loans of subsidiaries of OIN, which are reported as financing activities in the condensed statement of cash flows.

In accordance with the Equity Plan, on emergence all amounts, including the related party loans, then due between Parent and OIN and its subsidiaries and OBS and its subsidiaries were deemed uncollectible and considered settled through non-cash capital contributions by the Parent. Supplemental cash flow information for the year ended December 31, 2014 associated with the aforementioned non-cash capital contributions aggregating $611,877 were non-cash investing activities.

Neither OIN nor OBS made cash dividend distributions to the Parent for the year ended December 31, 2013.